Tax Liabilities - Summary of Tax Regulation Program (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	May 31, 2017
Tax liability recognized [line items]
Tax liability	R$ 513,963		R$ 565,289
Non-current, tax liability	362,277	R$ 395,784	395,784
Installment Payment of Taxes - PRT [member]
Tax liability recognized [line items]
Federal taxes past due recorded in prior years				R$ 160,605
Legal claims in progress recorded in 2017				174,028
Tax installments in progress already recorded in prior years				195,094
Total tax liability to be settled under the program				529,727
Tax loss carry forward not used to settle the tax liability under the program	87,826			(370,116)
Tax liability	273,682		R$ 123,467	R$ 159,611
Non-current, tax liability	227,227
Installment Payment of Taxes - PRT [member] | 2022 [member]
Tax liability recognized [line items]
Non-current, tax liability	46,455
Installment Payment of Taxes - PRT [member] | 2023 [member]
Tax liability recognized [line items]
Non-current, tax liability	46,455
Installment Payment of Taxes - PRT [member] | 2022 [member]
Tax liability recognized [line items]
Non-current, tax liability	46,455
Installment Payment of Taxes - PRT [member] | Later Than Six Years [member]
Tax liability recognized [line items]
Non-current, tax liability	R$ 87,912